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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—101.3%

ADVERTISING—1.8%
Focus Media Holding Ltd. #*	565,300	$14,081,623
Nielsen Holdings NV *	27,400	714,318
		14,795,941
AEROSPACE & DEFENSE—1.1%
Goodrich Corp.	44,200	4,005,404
United Technologies Corp. +	66,300	5,390,190
		9,395,594
AIR FREIGHT & LOGISTICS—2.5%
FedEx Corp.	74,900	6,764,968
United Parcel Service Inc., Cl. B +	208,300	14,918,446
		21,683,414
AIRLINES—0.7%
United Continental Holdings Inc.*	227,600	5,781,040

APPLICATION SOFTWARE—2.0%
Adobe Systems Inc. *	110,397	3,648,621
Informatica Corp. *	125,200	5,809,280
Mentor Graphics Corp. *	296,600	3,777,201
Nice Systems Ltd. #*	112,195	3,671,020
		16,906,122
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
BlackRock Inc.+	77,600	15,366,352

AUTO PARTS & EQUIPMENT—0.4%
Lear Corp.*	33,300	3,517,479

AUTOMOBILE MANUFACTURERS—1.2%
Bayerische Motoren Werke AG #	156,000	4,001,400
Daimler AG *	85,300	6,237,136
		10,238,536
BIOTECHNOLOGY—2.2%
Celgene Corp. *	33,600	1,731,408
Cephalon Inc. *	58,900	3,479,812
Human Genome Sciences Inc. *	203,630	4,940,064
InterMune Inc. *	72,100	2,694,377
Optimer Pharmaceuticals Inc. *	552,500	6,077,500
		18,923,161
CASINOS & GAMING—0.6%
Las Vegas Sands Corp. *	95,200	4,425,848
MGM Resorts International *	38,100	565,023
		4,990,871
COAL & CONSUMABLE FUELS—1.1%
Peabody Energy Corp.	147,800	9,373,476

COMMODITY CHEMICALS—0.5%
Celanese Corp.	97,200	4,032,828

COMMUNICATIONS EQUIPMENT—3.3%
Cisco Systems Inc. *+	220,292	4,659,176
Corning Inc.	269,600	5,987,816
Qualcomm Inc. +	321,117	17,382,063
		28,029,055

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER HARDWARE—9.5%
Apple Inc. *+	136,272	$46,239,815
Hewlett-Packard Co. +	767,361	35,060,724
		81,300,539
COMPUTER STORAGE & PERIPHERALS—1.6%
EMC Corp. *	479,499	11,934,730
Smart Technologies Inc., Cl. A *	185,600	1,748,352
		13,683,082
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.5%
ArvinMeritor Inc. *	220,675	4,823,956
Caterpillar Inc.	82,400	7,993,624
Cummins Inc.	78,500	8,311,580
		21,129,160
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Mastercard Inc.+	27,165	6,424,794

DEPARTMENT STORES—0.5%
Kohl’s Corp.*	90,900	4,615,902

DIVERSIFIED CHEMICALS—0.3%
Solutia Inc.*	93,600	2,192,112

DIVERSIFIED METALS & MINING—1.3%
Cliffs Natural Resources Inc.	86,308	7,375,881
Freeport-McMoRan Copper & Gold Inc.	39,500	4,295,625
		11,671,506
DIVERSIFIED REITS—0.1%
American Assets Trust Inc.*	52,600	1,119,854

DRUG RETAIL—0.8%
CVS Caremark Corp.	193,200	6,607,440

ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Republic Services Inc.	119,700	3,691,548

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Mosaic Co., /The	96,193	7,795,481

FINANCE—0.8%
SPDR Gold Trust*	54,971	7,139,084

GOLD—0.5%
Yamana Gold Inc.	352,200	3,979,860

HEALTH CARE EQUIPMENT—1.6%
Covidien PLC +	215,612	10,235,101
Given Imaging Ltd *	81,063	1,359,427
Insulet Corp. *	136,001	2,316,097
		13,910,625
HEALTH CARE FACILITIES—0.7%
Universal Health Services Inc., Cl. B	131,380	5,531,098

HEALTH CARE SERVICES—0.8%
Express Scripts Inc. *	75,200	4,236,016
Medco Health Solutions Inc. *	40,000	2,440,800
		6,676,816
HOME ENTERTAINMENT SOFTWARE—0.3%
Activision Blizzard Inc.*	243,800	2,752,502

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOME FURNISHING RETAIL—0.4%
Williams-Sonoma Inc.	114,488	$3,686,514

HOME IMPROVEMENT RETAIL—1.4%
Lowe’s Companies, Inc.	490,372	12,161,226

HOTELS RESORTS & CRUISE LINES—2.3%
Carnival Corp.	134,600	6,017,966
Gaylord Entertainment Co. *	47,148	1,571,914
Home Inns & Hotels Management Inc. #*	50,400	1,699,992
Interval Leisure Group *	56,300	882,221
Wyndham Worldwide Corporation	334,100	9,398,233
		19,570,326
HOUSEHOLD APPLIANCES—0.4%
Stanley Black & Decker Inc.	52,200	3,793,896

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Towers Watson & Co.	74,500	4,062,485

HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores Inc.+	140,083	7,854,454

INDUSTRIAL CONGLOMERATES—2.6%
3M Co.	77,600	6,822,592
Tyco International Ltd.	331,121	14,844,154
		21,666,746
INDUSTRIAL MACHINERY—2.5%
Flowserve Corp.	41,900	5,237,081
Illinois Tool Works Inc.	155,700	8,328,393
Ingersoll-Rand PLC	172,200	8,127,840
		21,693,314
INTEGRATED OIL & GAS—2.6%
Chevron Corp. +	84,661	8,036,869
ConocoPhillips	199,600	14,263,416
		22,300,285
INTERNET RETAIL—2.1%
Amazon.com Inc. *	63,500	10,772,140
Expedia Inc. +	242,590	6,103,564
		16,875,704
INTERNET SOFTWARE & SERVICES—7.5%
Baidu Inc. #*	40,500	4,399,515
eBay Inc. *	149,700	4,544,892
Google Inc., Cl. A *+	38,355	23,026,808
GSI Commerce Inc. *+	356,250	8,208,000
IAC/InterActiveCorp. *+	148,246	4,193,879
Sina Corp. *	71,395	6,086,424
VistaPrint Ltd. *	168,245	8,519,927
Yahoo! Inc. *+	279,535	4,506,104
		63,485,549
INVESTMENT BANKING & BROKERAGE—0.4%
Lazard Ltd., Cl. A	75,300	3,141,516

IT CONSULTING & OTHER SERVICES—0.8%
International Business Machines Corp.+	41,413	6,708,906

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—1.2%
Phillips-Van Heusen Corp.	162,200	$9,467,614
Warnaco Group Inc., /The *	15,700	801,956
		10,269,570
LIFE & HEALTH INSURANCE—1.5%
MetLife Inc.	119,200	5,455,784
Prudential Financial Inc.	119,900	7,375,049
		12,830,833
LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific Inc.*	130,112	7,451,514

MANAGED HEALTH CARE—1.0%
Aetna Inc.	248,700	8,192,178

MOVIES & ENTERTAINMENT—2.0%
Liberty Media Corp., Capital, Cl. A *	148,197	9,730,615
Walt Disney Co., /The	169,300	6,580,691
		16,311,306
OIL & GAS DRILLING—0.4%
Nabors Industries Ltd.*	152,300	3,716,120

OIL & GAS EQUIPMENT & SERVICES—2.6%
Baker Hughes Inc.	139,400	9,550,294
Halliburton Company	120,300	5,413,500
National Oilwell Varco Inc.	94,300	6,968,770
		21,932,564
OIL & GAS EXPLORATION & PRODUCTION—4.0%
Devon Energy Corp.	98,100	8,700,489
Kodiak Oil & Gas Corp. *	1,026,500	6,518,275
Nexen Inc. +	460,963	11,593,219
Plains Exploration & Production Co. *	178,764	6,328,246
Rodinia Oil Corp. *	163,300	420,851
		33,561,080
OIL, GAS & CONSUMABLE FUELS—0.7%
Williams Cos., Inc., /The	204,400	5,516,756

OTHER DIVERSIFIED FINANCIAL SERVICES—1.8%
BM&F Bovespa SA	380,100	2,655,571
JPMorgan Chase & Co. +	275,543	12,382,903
		15,038,474
PAPER PRODUCTS—0.5%
International Paper Co.	151,200	4,366,656

PHARMACEUTICALS—2.3%
Allergan Inc.	62,800	4,434,308
Auxilium Pharmaceuticals Inc. *	235,100	5,334,419
Medicis Pharmaceutical Corp., Cl. A	150,200	3,819,586
Pfizer Inc. +	359,799	6,555,538
		20,143,851
PRECIOUS METALS & MINERALS—0.8%
Stillwater Mining Co.*	313,300	6,792,344

RAILROADS—1.3%
CSX Corp.	156,500	11,048,900

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytic Inc., Cl. A*	39,200	$1,326,136

RESIDENTIAL REITS—0.1%
American Campus Communities, Inc.	24,700	798,798

RESTAURANTS—0.9%
McDonald’s Corp.	97,861	7,209,420

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*+	131,600	6,565,524

SEMICONDUCTORS—5.1%
Altera Corp.	127,080	4,774,396
Avago Technologies Ltd.	198,800	5,707,548
Broadcom Corp., Cl. A	143,600	6,474,924
Marvell Technology Group Ltd. *+	327,484	6,225,471
ON Semiconductor Corp. *	517,693	5,720,508
Skyworks Solutions Inc. *+	228,766	7,267,895
Texas Instruments Inc.	196,600	6,666,706
		42,837,448
SOFT DRINKS—1.1%
PepsiCo Inc.+	149,415	9,608,878

SPECIALIZED FINANCE—0.3%
CME Group Inc.	8,200	2,530,192

SYSTEMS SOFTWARE—3.1%
Oracle Corp.+	819,145	26,237,214

TOBACCO—0.7%
Philip Morris International Inc.+	97,094	5,557,661

TRUCKING—1.0%
Hertz Global Holdings Inc.*	541,842	7,970,496

TOTAL COMMON STOCKS (Cost $784,855,414)		858,070,106

CONVERTIBLE PREFERRED STOCK—0.3%

HOUSEHOLD APPLIANCES—0.3%
Stanley Black & Decker Inc., 4.75%, 11/17/15* (Cost $1,863,300)	18,633	2,175,030

PREFERRED STOCKS—0.6%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
JPMorgan Chase & Co., 8.63%, 09/1/13* (Cost $5,391,283)	194,990	5,321,277

PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.6%

CABLE & SATELLITE—0.2%
XM Satellite Radio Inc., 7.00%, 12/1/14(L2)(a)	1,500,000	1,942,320

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

HOMEBUILDING—0.4%
Lennar Corp., 2.75%, 12/15/20(L2)(a)	$2,800,000	$3,162,124

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,384,839)		5,104,444

Total Investments (Cost $796,494,836)(b)	102.8%	870,670,857
Liabilities in Excess of Other Assets	(2.8)	(23,821,477)

NET ASSETS	100.0%	$846,849,380

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.6% of the net assets of the Fund.

(b)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $799,959,992 amounted to $70,710,865 which consisted of aggregate gross unrealized appreciation of $86,421,955 and aggregate gross unrealized depreciation of $15,711,090.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Securities Sold Short‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—(6.1)%

APPAREL RETAIL—(0.1)%
Citi Trends Inc.*	30,100	$689,290

APPLICATION SOFTWARE—(0.4)%
SAP AG#	55,100	3,190,290

ASSET MANAGEMENT & CUSTODY BANKS—(0.4)%
Federated Investors Inc., Cl. B	126,600	3,428,328

BIOTECHNOLOGY—(0.3)%
Biogen Idec Inc.*	42,900	2,808,663

COMMUNICATIONS EQUIPMENT—(0.2)%
Telefonaktiebolaget LM Ericsson#	148,700	1,839,419

COMPUTER HARDWARE—(0.1)%
Dell Inc.*	55,900	735,644

FOOD RETAIL—(0.2)%
Safeway Inc.	69,700	1,442,093

HEALTH CARE EQUIPMENT—(0.7)%
CR Bard Inc.	64,100	6,047,835

HOTELS RESORTS & CRUISE LINES—(0.6)%
Marriott International Inc., Cl. A	122,200	4,825,678

HOUSEHOLD PRODUCTS—(0.2)%
Colgate-Palmolive Co.	21,100	1,619,847

INTEGRATED TELECOMMUNICATION SERVICES—(0.3)%
Telefonos de Mexico SAB de CV#	157,800	2,731,518

INTERNET SOFTWARE & SERVICES—(0.4)%
MercadoLibre Inc.*	41,300	2,799,314
Akamai Technologies Inc.*	18,800	908,416
		3,707,730
IT CONSULTING & OTHER SERVICES—(0.2)%
SAIC Inc.*	94,900	1,572,493

OIL & GAS EXPLORATION & PRODUCTION—(0.5)%
EOG Resources Inc.	39,600	4,213,044

PERSONAL PRODUCTS—(0.2)%
The Estee Lauder Companies Inc., Cl. A	24,100	1,940,050

PROPERTY & CASUALTY INSURANCE—(0.4)%
Chubb Corp.	57,900	3,354,147

RESTAURANTS—(0.3)%
BJ’s Restaurants Inc.*	23,800	840,854
Brinker International Inc.	37,700	887,081
PF Chang’s China Bistro Inc.	17,200	791,888
		2,519,823
SPECIALIZED REITS—(0.3)%
Host Hotels & Resorts Inc.	151,100	2,796,861

TRUCKING—(0.3)%
Landstar System Inc.	55,500	2,299,365

TOTAL (proceeds $47,662,045)		$51,762,118

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.1%

AEROSPACE & DEFENSE—0.6%
General Dynamics Corp.	5,030	$379,262

AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	8,085	730,237
United Parcel Service Inc., Cl. B	8,585	614,858
		1,345,095
APPLICATION SOFTWARE—1.3%
Adobe Systems Inc.*	22,305	737,180

AUTO PARTS & EQUIPMENT—2.5%
Johnson Controls Inc.	19,905	764,153
Tenneco Inc. *	17,695	731,334
		1,495,487
AUTOMOBILE MANUFACTURERS—0.9%
General Motors Co. *	7,930	289,366
Tesla Motors Inc. *	10,000	241,000
		530,366
BIOTECHNOLOGY—0.9%
Metabolix Inc.*	59,770	528,964

BROADCASTING & CABLE TV—1.0%
Discovery Communications Inc., Series A*	14,880	580,320

COMMODITY CHEMICALS—0.9%
Celanese Corp.	12,260	508,667

COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems Inc.*	36,280	767,322

COMPUTER HARDWARE—5.7%
Apple Inc. *	6,795	2,305,679
Hewlett-Packard Co.	23,330	1,065,948
		3,371,627
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp.*	29,430	732,513

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	17,030	498,468

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—5.0%
Cummins Inc.	10,995	1,164,151
Navistar International Corp. *	12,985	842,077
Wabash National Corp. *	46,830	531,989
Westport Innovations Inc. *	24,725	389,913
		2,928,130
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Visa Inc., Cl. A	5,300	370,205

DEPARTMENT STORES—1.2%
Kohl’s Corp.*	13,475	684,261

DISTRIBUTORS—1.2%
LKQ Corp.*	28,070	678,171

DIVERSIFIED CHEMICALS—0.8%
Solutia Inc.*	20,170	472,381

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED SUPPORT SERVICES—0.6%
EnerNOC Inc.*	12,850	$334,357

ELECTRIC UTILITIES—2.1%
Duke Energy Corp.	31,715	567,064
ITC Holdings Corp.	10,060	660,942
		1,228,006
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
American Superconductor Corp. *	16,590	452,409
General Cable Corp. *	14,430	534,054
Woodward Governor Co.	18,635	628,466
		1,614,929
ELECTRONIC EQUIPMENT MANUFACTURERS—1.0%
Itron Inc.*	10,035	582,231

ELECTRONIC MANUFACTURING SERVICES—1.5%
Trimble Navigation Ltd.*	19,225	885,888

ENVIRONMENTAL & FACILITIES SERVICES—4.6%
Clean Harbors, Inc. *	9,265	834,220
Covanta Holding Corp.	21,380	361,750
EnergySolutions Inc.	55,065	325,985
Tetra Tech Inc. *	24,225	560,688
Waste Management Inc.	16,780	635,458
		2,718,101
FOOTWEAR—1.6%
Deckers Outdoor Corp. *	6,050	444,010
NIKE Inc., Cl. B	5,880	484,982
		928,992
GENERAL MERCHANDISE STORES—1.3%
Target Corp.	13,480	739,108

HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health Inc.	7,650	317,552

HEALTH CARE SERVICES—0.8%
Express Scripts Inc.*	7,925	446,415

HEAVY ELECTRICAL EQUIPMENT—0.6%
Vestas Wind Systems A/S*	10,030	345,795

HOME IMPROVEMENT RETAIL—1.2%
Lowe’s Companies, Inc.	29,035	720,068

HOMEBUILDING—0.6%
KB Home	25,665	380,869

HOTELS RESORTS & CRUISE LINES—1.1%
Carnival Corp.	13,845	619,010

HOUSEHOLD PRODUCTS—1.1%
Procter & Gamble Co., /The	10,679	674,165

HYPERMARKETS & SUPER CENTERS—2.2%
Wal-Mart Stores Inc.	22,145	1,241,670

INDUSTRIAL GASES—0.6%
Praxair Inc.	3,985	370,764

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL MACHINERY—0.5%
SmartHeat Inc.*	60,555	$288,242

INTEGRATED OIL & GAS—1.2%
Chevron Corp.	7,095	673,529

INTERNET RETAIL—2.1%
Amazon.com Inc. *	4,305	730,300
Expedia Inc.	19,775	497,539
		1,227,839
INTERNET SOFTWARE & SERVICES—4.4%
eBay Inc. *	20,455	621,014
Google Inc., Cl. A *	2,275	1,365,819
Yahoo! Inc. *	36,965	595,876
		2,582,709
INVESTMENT BANKING & BROKERAGE—1.2%
Goldman Sachs Group Inc., /The	4,590	751,016

IT CONSULTING & OTHER SERVICES—1.6%
International Business Machines Corp.	5,795	938,790

LIFE & HEALTH INSURANCE—0.6%
Prudential Financial Inc.	5,590	343,841

LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.*	5,650	306,739

MANAGED HEALTH CARE—0.8%
WellPoint Inc.*	7,140	443,537

METAL & GLASS CONTAINERS—2.2%
Ball Corp.	9,715	691,029
Crown Holdings Inc. *	18,345	611,989
		1,303,018
MOVIES & ENTERTAINMENT—1.1%
Walt Disney Co., /The	16,585	644,659

OIL & GAS REFINING & MARKETING—0.5%
Green Plains Renewable Energy Inc.*	27,995	312,144

OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Bank of America Corp.	22,620	310,573
JPMorgan Chase & Co.	8,990	404,010
		714,583
PACKAGED FOODS & MEATS—1.0%
General Mills Inc.	17,520	609,346

PHARMACEUTICALS—3.4%
Abbott Laboratories	11,275	509,179
Johnson & Johnson	9,325	557,355
Merck & Co., Inc.	12,805	424,742
Pfizer Inc.	29,352	534,793
		2,026,069
RAILROADS—1.2%
Norfolk Southern Corp.	11,215	686,246

	SHARES	VALUE
COMMON STOCKS—(CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
Brookfield Asset Management Inc.	9,990	$325,974

RESTAURANTS—3.4%
Chipotle Mexican Grill Inc. *	2,055	449,881
Darden Restaurants Inc.	8,215	387,009
McDonald’s Corp.	7,760	571,679
Starbucks Corp.	21,290	671,273
		2,079,842
SEMICONDUCTOR EQUIPMENT—0.4%
MEMC Electronic Materials Inc.*	18,980	210,488

SEMICONDUCTORS—8.9%
Atheros Communications Inc. *	17,075	761,374
Broadcom Corp., Cl. A	13,575	612,097
Cree Inc. *	11,235	567,255
First Solar Inc. *	6,730	1,040,323
Intel Corp.	40,690	873,207
Trina Solar Ltd. #*	32,235	840,366
Yingli Green Energy Holding Co., Ltd. #*	47,250	547,155
		5,241,777
SOFT DRINKS—1.9%
Coca-Cola Co., /The	17,520	1,101,132

SPECIALTY CHEMICALS—1.1%
Rockwood Holdings Inc.*	16,310	662,023

SYSTEMS SOFTWARE—3.2%
Microsoft Corp.	42,495	1,178,174
Oracle Corp.	21,165	677,915
		1,856,089
TRUCKING—0.8%
Hertz Global Holdings Inc.*	32,035	471,235

TOTAL COMMON STOCKS (Cost $47,651,756)		56,557,206

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%

ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Covanta Holding Corp., 3.25%, 6/1/14(L2)(a) (Cost $110,000)	110,000	129,433

Total Investments (Cost $47,761,756)(b)	96.3%	56,686,639
Other Assets in Excess of Liabilities	3.7	2,176,654

NET ASSETS	100.0%	$58,863,293

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(b)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $47,871,462 amounted to $8,815,177 which consisted of aggregate gross unrealized appreciation of $11,056,694 and aggregate gross unrealized depreciation of $2,241,517.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—83.5%

ADVERTISING—1.0%
Focus Media Holding Ltd. #*	637	$15,868
Interpublic Group of Cos., Inc., /The *	1,778	19,006
		34,874
AEROSPACE & DEFENSE—2.4%
AAR Corp. *	517	13,850
BE Aerospace Inc. *	649	25,111
Esterline Technologies Corp. *	319	22,706
Goodrich Corp.	249	22,564
		84,231
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service Inc., Cl. B	190	13,608

AIRLINES—1.4%
Delta Air Lines Inc. *	2,428	28,335
United Continental Holdings Inc. *	761	19,329
		47,664
APPAREL RETAIL—0.7%
Abercrombie & Fitch Co., Cl. A	195	9,830
Childrens Place Retail Stores Inc., /The *	135	5,655
Urban Outfitters Inc. *	216	7,305
		22,790
APPLICATION SOFTWARE—3.2%
Adobe Systems Inc. *	517	17,086
Ansys Inc. *	122	6,399
Cadence Design Systems, Inc. *	1,614	14,010
Informatica Corp. *	678	31,458
Nice Systems Ltd. #*	216	7,068
Salesforce.com Inc. *	96	12,397
Synchronoss Technologies Inc. *	461	13,120
Taleo Corp., Cl. A *	312	9,192
		110,730
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Affiliated Managers Group Inc. *	111	11,303
BlackRock Inc.	107	21,188
Fortress Investment Group LLC *	1,870	10,192
Invesco Ltd.	346	8,560
KKR & Co., LP	1,375	20,611
		71,854
AUTOMOTIVE RETAIL—0.3%
Carmax Inc.*	322	10,513

BIOTECHNOLOGY—4.5%
Actelion Ltd. *	466	25,200
Alexion Pharmaceuticals Inc. *	190	15,926
Arqule Inc. *	1,394	8,545
Celgene Corp. *	127	6,544
Cephalon Inc. *	289	17,074
Human Genome Sciences Inc. *	1,879	45,586
Metabolix Inc. *	464	4,106
Optimer Pharmaceuticals Inc. *	1,526	16,786

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BIOTECHNOLOGY—(CONT.)
United Therapeutics Corp. *	180	$12,236
		152,003
CABLE & SATELLITE—1.6%
Comcast Corporation Cl. A	1,043	23,729
Sirius XM Radio Inc. *	10,439	16,859
Time Warner Cable Inc.	215	14,583
		55,171
CASINOS & GAMING—1.8%
Las Vegas Sands Corp. *	652	30,311
Wynn Resorts Ltd.	274	31,875
		62,186
COAL & CONSUMABLE FUELS—1.0%
Arch Coal Inc.	450	15,413
Patriot Coal Corp. *	673	17,612
		33,025
COMMODITY CHEMICALS—0.4%
Celanese Corp.	306	12,696

COMMUNICATIONS EQUIPMENT—2.7%
Alcatel-Lucent #*	2,587	8,563
Ciena Corp. *	589	12,976
Cisco Systems Inc. *	367	7,762
Corning Inc.	670	14,881
F5 Networks Inc. *	89	9,646
Polycom Inc. *	423	18,549
Qualcomm Inc.	180	9,743
Research In Motion Ltd. *	149	8,807
		90,927
COMPUTER HARDWARE—1.1%
Apple Inc. *	19	6,447
Hewlett-Packard Co.	706	32,257
		38,704
COMPUTER STORAGE & PERIPHERALS—0.5%
EMC Corp.*	663	16,502

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
AGCO Corp.*	244	12,371

DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Mastercard Inc.	58	13,718
Visa Inc., Cl. A	91	6,356
		20,074
DEPARTMENT STORES—0.4%
Kohl’s Corp.*	293	14,879

DIVERSIFIED CHEMICALS—0.6%
Dow Chemical Co., /The	182	6,457
Solutia Inc. *	537	12,577
		19,034
DIVERSIFIED METALS & MINING—1.8%
Cliffs Natural Resources Inc.	362	30,936

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED METALS & MINING—(CONT.)
Freeport-McMoRan Copper & Gold Inc.	115	$12,506
Ivanhoe Mines Ltd. *	224	6,189
Molycorp Inc. *	145	6,787
Walter Energy, Inc.	77	10,031
		66,449
DRUG RETAIL—0.2%
CVS Caremark Corp.	240	8,208

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
AMETEK Inc.	339	13,824
Thomas & Betts Corp. *	285	14,647
		28,471
ELECTRONIC COMPONENTS—0.2%
Amphenol Corp.	100	5,534

ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Waste Connections Inc.	252	7,300

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Mosaic Co., /The	138	11,184

FOOTWEAR—0.3%
NIKE Inc., Cl. B	132	10,887

GENERAL MERCHANDISE STORES—0.5%
Target Corp.	287	15,736

GOLD—1.9%
Gammon Gold Inc. *	2,108	15,873
Goldcorp Inc.	155	6,233
Yamana Gold Inc.	3,689	41,685
		63,791
HEALTH CARE EQUIPMENT—1.6%
Covidien PLC	355	16,852
Edwards Lifesciences Corp. *	61	5,142
Insulet Corp. *	383	6,522
Intuitive Surgical Inc. *	20	6,458
MAKO Surgical Corp. *	515	7,993
NuVasive Inc. *	181	5,058
Thoratec Corp. *	299	7,053
		55,078
HEALTH CARE FACILITIES—0.2%
Universal Health Services Inc., Cl. B	200	8,420

HEALTH CARE SERVICES—1.0%
Catalyst Health Solutions, Inc. *	196	8,506
Express Scripts Inc. *	176	9,915
Gentiva Health Services Inc. *	273	6,284
Quest Diagnostics Inc.	156	8,884
		33,589
HEALTH CARE TECHNOLOGY—0.2%
MedAssets Inc.*	425	8,343

HOME ENTERTAINMENT SOFTWARE—0.6%
Activision Blizzard Inc. *	1,233	13,921

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOME ENTERTAINMENT SOFTWARE—(CONT.)
Take-Two Interactive Software Inc. *	417	$5,202
		19,123
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma Inc.	353	11,367

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	921	22,841

HOTELS RESORTS & CRUISE LINES—4.0%
Carnival Corp.	675	30,179
Gaylord Entertainment Co. *	992	33,073
Hyatt Hotels Corp., Cl. A *	381	18,513
Royal Caribbean Cruises Ltd. *	707	31,744
Wyndham Worldwide Corporation	857	24,107
		137,616
HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co., Inc.	96	6,606

HOUSEWARES & SPECIALTIES—0.3%
Tupperware Brands Corp.	201	9,196

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International Inc.	359	11,259
Towers Watson & Co.	159	8,670
		19,929
HYPERMARKETS & SUPER CENTERS—0.3%
Wal-Mart Stores Inc.	180	10,093

INDUSTRIAL CONGLOMERATES—0.4%
Tyco International Ltd.	314	14,077

INDUSTRIAL GASES—0.2%
Praxair Inc.	69	6,420

INDUSTRIAL MACHINERY—2.6%
Actuant Corp., Cl. A	420	11,647
Barnes Group Inc.	697	13,815
Danaher Corp.	474	21,832
Flowserve Corp.	170	21,248
SPX Corp.	295	23,121
		91,663
INTEGRATED OIL & GAS—1.6%
Chevron Corp.	225	21,359
ConocoPhillips	480	34,301
		55,660
INTERNET RETAIL—2.1%
Amazon.com Inc. *	141	23,919
Expedia Inc.	1,043	26,242
Shutterfly Inc. *	640	21,306
		71,467
INTERNET SOFTWARE & SERVICES—3.7%
eBay Inc. *	643	19,521
Google Inc., Cl. A *	16	9,606

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTERNET SOFTWARE & SERVICES—(CONT.)
GSI Commerce Inc. *	1,194	$27,510
IAC/InterActiveCorp. *	574	16,238
LogMeIn, Inc. *	489	18,841
OpenTable Inc. *	202	15,881
VistaPrint Ltd. *	302	15,293
Yahoo! Inc. *	414	6,674
		129,564
INVESTMENT BANKING & BROKERAGE—0.6%
Goldman Sachs Group Inc., /The	75	12,271
Greenhill & Co., Inc.	95	6,595
Knight Capital Group Inc. *	117	1,622
		20,488
IT CONSULTING & OTHER SERVICES—1.8%
Cognizant Technology Solutions Corp., Cl. A *	731	53,327
SRA International, Inc., Cl. A *	318	8,484
		61,811
LEISURE PRODUCTS—0.9%
Coach Inc.	360	19,472
Phillips-Van Heusen Corp.	183	10,682
		30,154
LIFE & HEALTH INSURANCE—0.7%
Aflac Inc.	162	9,328
MetLife Inc.	320	14,646
		23,974
LIFE SCIENCES TOOLS & SERVICES—0.5%
Illumina Inc. *	124	8,598
Parexel International Corp. *	300	6,963
		15,561
MANAGED HEALTH CARE—0.6%
Aetna Inc.	514	16,931
Amerigroup Corp. *	89	4,661
		21,592
MOTORCYCLE MANUFACTURERS—0.3%
Harley-Davidson Inc.	270	10,706

MOVIES & ENTERTAINMENT—1.7%
Regal Entertainment Group, Cl. A	704	8,561
Viacom Inc., Cl. B	526	21,855
Walt Disney Co., /The	730	28,375
		58,791
NETWORKING EQUIPMENT—0.8%
Fortinet Inc.*	710	27,300

OIL & GAS DRILLING—0.9%
Nabors Industries Ltd.*	1,290	31,476

OIL & GAS EQUIPMENT & SERVICES—1.5%
Cal Dive International Inc. *	401	2,462
Cameron International Corp. *	90	4,797
Halliburton Company	945	42,525
		49,784

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EXPLORATION & PRODUCTION—2.9%
Chesapeake Energy Corp.	488	$14,411
Devon Energy Corp.	178	15,787
Kodiak Oil & Gas Corp. *	1,897	12,046
Nexen Inc.	1,571	39,511
Penn Virginia Corp.	82	1,425
Plains Exploration & Production Co. *	511	18,089
		101,269
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
JPMorgan Chase & Co.	125	5,618

PACKAGED FOODS & MEATS—0.3%
Flowers Foods Inc.	224	5,652
Ralcorp Holdings Inc. *	87	5,324
		10,976
PERSONAL PRODUCTS—0.2%
Avon Products Inc.	220	6,228

PHARMACEUTICALS—2.4%
Abbott Laboratories	23	1,039
Allergan Inc.	86	6,072
Auxilium Pharmaceuticals Inc. *	446	10,120
Medicis Pharmaceutical Corp., Cl. A	846	21,513
Mylan Inc. *	551	12,761
Pfizer Inc.	191	3,480
Roche Holding AG	123	18,710
Teva Pharmaceutical Industries Ltd. #	163	8,908
		82,603
PRECIOUS METALS & MINERALS—0.7%
Stillwater Mining Co.*	1,139	24,694

RAILROADS—0.6%
CSX Corp.	284	20,050

REGIONAL BANKS—0.1%
Signature Bank*	37	1,933

RESEARCH & CONSULTING SERVICES—0.1%
FTI Consulting Inc.*	48	1,751

RESTAURANTS—0.3%
Starbucks Corp.	356	11,225

RETAIL REITS—0.4%
Macerich Co., /The	264	12,846

SECURITY & ALARM SERVICES—0.2%
Geo Group Inc., /The*	273	6,489

SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp. *	319	15,915
Novellus Systems Inc. *	438	15,799
		31,714
SEMICONDUCTORS—3.1%
Applied Micro Circuits Corporation *	1,852	18,224
Atheros Communications Inc. *	336	14,982

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—(CONT.)
Broadcom Corp., Cl. A	357	$16,097
Marvell Technology Group Ltd. *	1,310	24,903
Micron Technology Inc. *	770	8,116
Monolithic Power Systems Inc. *	282	4,137
Netlogic Microsystems Inc. *	312	10,876
ON Semiconductor Corp. *	380	4,199
Skyworks Solutions Inc. *	109	3,463
		104,997
SOFT DRINKS—0.8%
Coca-Cola Co., /The	139	8,735
Hansen Natural Corp. *	142	8,043
PepsiCo Inc.	128	8,232
		25,010
SPECIALIZED FINANCE—0.2%
CME Group Inc.	25	7,714

SPECIALTY CHEMICALS—0.6%
Kraton Performance Polymers Inc. *	188	5,901
Rockwood Holdings Inc. *	325	13,192
		19,093
SYSTEMS SOFTWARE—2.2%
MICROS Systems Inc. *	627	28,680
Microsoft Corp.	422	11,700
Oracle Corp.	641	20,531
Red Hat Inc. *	314	12,974
		73,885
THRIFTS & MORTGAGE FINANCE—0.5%
Brookline Bancorp Inc.	528	5,718
Northwest Bancshares Inc.	900	10,544
		16,262
TOBACCO—0.5%
Philip Morris International Inc.	309	17,687

TRUCKING—0.6%
Hertz Global Holdings Inc.*	1,328	19,535

WIRELESS TELECOMMUNICATION SERVICES—1.6%
American Tower Corp., Cl. A *	169	8,595
MetroPCS Communications Inc. *	1,513	19,563
SBA Communications Corp. *	634	25,868
		54,026
TOTAL COMMON STOCKS (Cost $2,485,393)		2,859,690

Total Investments (Cost $2,485,393)(a)	83.5%	2,859,690
Other Assets in Excess of Liabilities	16.5	563,580

NET ASSETS	100.0%	$3,423,270

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,488,677 amounted to $371,013 which consisted of aggregate gross unrealized appreciation of $411,560 and aggregate gross unrealized depreciation of $40,547.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—90.6%

ADVERTISING—1.3%
Focus Media Holding Ltd.#*	6,910	$172,128

AEROSPACE & DEFENSE—1.0%
L-3 Communications Holdings Inc.+	1,680	131,460

APPLICATION SOFTWARE—2.0%
Adobe Systems Inc.*+	8,115	268,201

ASSET MANAGEMENT & CUSTODY BANKS—3.5%
BlackRock Inc. +	1,035	204,952
Janus Capital Group Inc. +	10,245	132,263
KKR & Co., LP	8,960	134,310
		471,525
AUTO PARTS & EQUIPMENT—0.5%
Lear Corp.*	610	64,434

AUTOMOBILE MANUFACTURERS—1.4%
Bayerische Motoren Werke AG #	2,735	70,153
Daimler AG *	1,560	114,067
		184,220
AUTOMOTIVE RETAIL—0.5%
Carmax Inc.*+	2,045	66,769

BIOTECHNOLOGY—3.4%
Human Genome Sciences Inc. *+	8,590	208,394
Metabolix Inc. *+	15,125	133,856
Optimer Pharmaceuticals Inc. *+	10,285	113,135
		455,385
CASINOS & GAMING—1.0%
Wynn Resorts Ltd.+	1,150	133,780

COAL & CONSUMABLE FUELS—2.6%
Peabody Energy Corp. +	3,705	234,971
SouthGobi Resources Ltd. *	7,655	109,576
		344,547
COMMUNICATIONS EQUIPMENT—3.4%
Cisco Systems Inc. *+	7,890	166,874
Qualcomm Inc. +	5,185	280,664
		447,538
COMPUTER & ELECTRONICS RETAIL—0.7%
GameStop Corp., Cl. A*+	4,750	100,083

COMPUTER HARDWARE—8.0%
Apple Inc. *+	1,935	656,584
Hewlett-Packard Co. +	8,835	403,671
		1,060,255
COMPUTER STORAGE & PERIPHERALS—1.6%
NetApp Inc. *	2,310	126,426
SanDisk Corp. *+	2,045	92,782
		219,208
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—4.7%
ArvinMeritor Inc. *+	6,090	133,127
Caterpillar Inc. +	1,385	134,359

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(CONT.)
Cummins Inc. +	1,845	$195,349
Westport Innovations Inc. *	10,800	170,316
		633,151
DIVERSIFIED METALS & MINING—2.0%
Cliffs Natural Resources Inc. +	1,530	130,754
Ivanhoe Mines Ltd. *	2,395	66,174
Molycorp Inc. *	1,410	66,002
		262,930
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
General Cable Corp.*+	3,900	144,339

GENERAL MERCHANDISE STORES—1.5%
Dollar General Corp.*	7,135	198,424

GOLD—2.2%
Yamana Gold Inc.+	27,390	309,507

HEALTH CARE EQUIPMENT—1.0%
Covidien PLC+	2,880	136,713

HEALTH CARE FACILITIES—0.5%
Universal Health Services Inc., Cl. B	1,560	65,676

HOTELS RESORTS & CRUISE LINES—1.7%
Gaylord Entertainment Co. *+	3,645	121,524
Morgans Hotel Group Co. *	11,705	105,755
		227,279
INDUSTRIAL MACHINERY—3.8%
Flowserve Corp. +	835	104,367
Ingersoll-Rand PLC +	2,875	135,700
SPX Corp. +	3,480	272,762
		512,829
INTERNET RETAIL—0.5%
NetFlix Inc.*+	310	66,365

INTERNET SOFTWARE & SERVICES—5.1%
Baidu Inc. #*	625	67,894
GSI Commerce Inc. *+	5,780	133,171
OpenTable Inc. *+	3,440	270,453
Sina Corp. *+	1,245	106,136
VistaPrint Ltd. *+	2,095	106,091
		683,745
INVESTMENT BANKING & BROKERAGE—1.0%
Lazard Ltd., Cl. A+	3,275	136,633

LEISURE PRODUCTS—0.9%
Phillips-Van Heusen Corp.+	2,085	121,701

LIFE & HEALTH INSURANCE—1.3%
MetLife Inc.	2,165	99,092
Prudential Financial Inc.	1,185	72,889
		171,981

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—1.9%
Aetna Inc.+	7,825	$257,756

MOVIES & ENTERTAINMENT—0.8%
Walt Disney Co., /The+	2,795	108,642

NETWORKING EQUIPMENT—0.6%
Fortinet Inc.*	1,975	75,939

OIL & GAS DRILLING—1.4%
Nabors Industries Ltd.*+	7,450	181,780

OIL & GAS EQUIPMENT & SERVICES—2.1%
Halliburton Company +	5,160	232,200
Schlumberger Ltd. +	625	55,619
		287,819
OIL & GAS EXPLORATION & PRODUCTION—6.0%
Devon Energy Corp. +	3,005	266,513
Kodiak Oil & Gas Corp. *	14,000	88,900
Nexen Inc. +	8,380	210,757
Plains Exploration & Production Co. *+	7,110	251,694
		817,864
PHARMACEUTICALS—2.0%
Auxilium Pharmaceuticals Inc. *+	2,905	65,914
Mylan Inc. *+	8,830	204,503
		270,417
PRECIOUS METALS & MINERALS—0.9%
Stillwater Mining Co.*	5,335	115,663

RAILROADS—1.9%
CSX Corp.+	3,610	254,866

RESEARCH & CONSULTING SERVICES—2.0%
Verisk Analytic Inc., Cl. A*+	7,905	267,426

RESTAURANTS—0.7%
McCormick & Schmick’s Seafood Restaurants Inc.*	11,290	101,610

SEMICONDUCTOR EQUIPMENT—2.0%
Lam Research Corp.*+	5,420	270,404

SEMICONDUCTORS—6.3%
Altera Corp. +	3,575	134,313
Avago Technologies Ltd. +	7,130	204,702
Broadcom Corp., Cl. A +	3,020	136,172
ON Semiconductor Corp. *	8,780	97,019
Skyworks Solutions Inc. *	4,115	130,734
Texas Instruments Inc.	4,195	142,252
		845,192
SYSTEMS SOFTWARE—2.0%
Oracle Corp.	8,355	267,611

TRUCKING—0.8%
Hertz Global Holdings Inc.*+	6,855	100,837

WIRELESS TELECOMMUNICATION SERVICES—1.0%
MetroPCS Communications Inc.*	10,255	132,597

TOTAL COMMON STOCKS (Cost $11,233,404)		12,147,229

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—0.8%

BIOTECHNOLOGY—0.8%
Merrimack Pharmaceuticals Inc., Cl. B-10, *,(L3),(a)	2,286	$13,231
Merrimack Pharmaceuticals Inc., Cl. B-3, *,(L3),(b)	229	1,325
Merrimack Pharmaceuticals Inc., Cl. B-4, *,(L3),(c)	6,852	39,660
Merrimack Pharmaceuticals Inc., Cl. B-7, *,(L3),(d)	2,285	13,226
Merrimack Pharmaceuticals Inc., Cl. C-2, *,(L3),(e)	12,149	45,559
		113,001
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $113,001)		113,001

MANDATORY CONVERTIBLE PREFERRED STOCK—0.8%

OIL & GAS EXPLORATION & PRODUCTION—0.8%
Apache Corp., 6.00%, 08/1/13*+ (Cost $82,550)	1,651	108,041

PREFERRED STOCKS—1.0%

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
JPMorgan Chase & Co., 8.63%, 09/1/13* (Cost $140,753)	5,075	138,497

	CONTRACTS
PURCHASED OPTIONS—0.2%

PUT OPTIONS—0.2%
iShares Russell 2000 Index Fund/ February/ 80	62	16,430
SPDR S&P 500 ETF Trust/ February/ 128	65	10,400
(Cost $29,572)		26,830

TOTAL PURCHASED OPTIONS (Cost $29,572)		26,830

Total Investments (Cost $11,599,280)(f)	93.4%	12,533,598
Other Assets in Excess of Liabilities	6.6	904,127

NET ASSETS	100.0%	$13,437,725

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $13,231 and represents 0.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $1,325 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $39,660 and represents 0.3% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $13,226 and represents 0.1% of the net assets of the Fund.

(e)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $45,559 and represents 0.3% of the net assets of the Fund.

(f)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,714,880 amounted to $818,718 which consisted of aggregate gross unrealized appreciation of $1,116,385 and aggregate gross unrealized depreciation of $297,667.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Securities Sold Short‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—(34.0)%

APPAREL RETAIL—(2.5)%
Citi Trends Inc.*	3,410	$78,089
Ross Stores Inc.	1,515	98,778
TJX Cos., Inc.	3,265	154,728
		331,595
APPLICATION SOFTWARE—(2.2)%
SAP AG#	2,310	133,749
Blackboard Inc.*	3,995	155,246
		288,995
ASSET MANAGEMENT & CUSTODY BANKS—(2.1)%
Bank New York Mellon Corp.	3,155	98,531
Federated Investors Inc., Cl. B	2,875	77,855
Northern Trust Corp.	1,445	75,111
Waddell & Reed Financial Inc., Cl. A	840	30,341
		281,838
AUTOMOTIVE RETAIL—(0.5)%
O’Reilly Automotive Inc.*	1,170	66,491

BIOTECHNOLOGY—(2.2)%
Amgen Inc.*	1,840	101,347
Biogen Idec Inc.*	2,950	193,137
		294,484
COMMUNICATIONS EQUIPMENT—(1.2)%
Telefonaktiebolaget LM Ericsson#	12,600	155,862

COMPUTER & ELECTRONICS RETAIL—(0.7)%
Best Buy Co., Inc.	2,790	94,860

COMPUTER HARDWARE—(1.0)%
Dell Inc.*	10,335	136,009

CONSTRUCTION MATERIALS—(1.0)%
Martin Marietta Materials Inc.	1,585	132,348

DATA PROCESSING & OUTSOURCED SERVICES—(2.1)%
Genpact Ltd.*	9,035	136,700
Broadridge Financial Solutions	6,255	143,177
		279,877
DEPARTMENT STORES—(0.5)%
JC Penney Co., Inc.	2,155	69,111

DRUG RETAIL—(0.5)%
Walgreen Co.	1,645	66,524

ELECTRICAL COMPONENTS & EQUIPMENT—(0.5)%
Emerson Electric Co.	1,155	68,006

FINANCIALS—(4.7)%
iShares Russell 2000 Index Fund	3,550	276,723
SPDR S&P 500 ETF Trust	2,730	351,269
		627,992
FOOD RETAIL—(0.3)%
Safeway Inc.	2,155	44,587

HEALTH CARE EQUIPMENT—(1.3)%
CR Bard Inc.	735	69,347
Becton Dickinson and Co.	1,200	99,540
		168,887
HOTELS RESORTS & CRUISE LINES—(0.7)%
Marriott International Inc., Cl. A	2,320	91,617

	SHARES	VALUE
COMMON STOCKS (CONT.)—(34.0)%

HOUSEHOLD PRODUCTS—(1.0)%
Colgate-Palmolive Co.	1,720	$132,044

HYPERMARKETS & SUPER CENTERS—(0.5)%
BJ’s Wholesale Club Inc.*	1,510	66,349

INTEGRATED OIL & GAS—(0.2)%
Hess Corp.	285	23,974

OIL & GAS EXPLORATION & PRODUCTION—(2.9)%
Ultra Petroleum Corp.*	1,150	54,890
Apache Corp.	1,155	137,861
EOG Resources Inc.	1,880	200,013
		392,764
PACKAGED FOODS & MEATS—(0.5)%
Green Mountain Coffee Roasters Inc.*	2,105	70,686

PERSONAL PRODUCTS—(0.1)%
The Estee Lauder Companies Inc., Cl. A	160	12,880

PROPERTY & CASUALTY INSURANCE—(1.0)%
Chubb Corp.	2,325	134,687

RESTAURANTS—(0.3)%
BJ’s Restaurants Inc.*	390	13,779
Brinker International Inc.	615	14,471
PF Chang’s China Bistro Inc.	280	12,891
		41,141
SPECIALIZED REITS—(1.0)%
Host Hotels & Resorts Inc.	7,460	138,085

SYSTEMS SOFTWARE—(0.5)%
Websense Inc.*	3,330	63,803

TRUCKING—(2.1)%
Landstar System Inc.	3,460	143,348
Werner Enterprises Inc.	5,765	142,107
		285,455
TOTAL (proceeds $4,358,475)		$4,560,951

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.9%

ARGENTINA—0.7%

DIVERSIFIED BANKS—0.7%
Banco Macro SA# (Cost $68,006)	1,426	$65,796

BRAZIL—15.3%

AEROSPACE & DEFENSE—1.1%
Embraer SA#	3,209	105,897

AGRICULTURAL PRODUCTS—0.7%
Cosan SA Industria e Comercio*	4,564	71,245

DEPARTMENT STORES—0.7%
Lojas Renner SA*	2,321	67,368

DIVERSIFIED BANKS—1.5%
Itau Unibanco Holding SA#	6,488	139,492

DIVERSIFIED METALS & MINING—2.2%
Vale SA#	6,050	210,722

EDUCATION SERVICES—1.0%
Anhanguera Educacional Participacoes SA	4,287	90,882

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Fertilizantes Heringer SA*	9,279	43,070

HOMEBUILDING—0.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,054	88,920

OIL & GAS EXPLORATION & PRODUCTION—1.8%
OGX Petroleo e Gas Participacoes SA*	17,106	176,548

PERSONAL PRODUCTS—0.9%
Hypermarcas SA*	7,700	91,615

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
BR Malls Participacoes SA	7,430	67,728
BR Properties SA	9,504	95,581
		163,309
STEEL—2.3%
Cia Siderurgica Nacional SA #	4,658	79,466
MMX Mineracao e Metalicos SA *	11,332	68,026
Vale SA	2,304	78,868
		226,360
TOTAL BRAZIL (Cost $1,560,105)		1,475,428

CAYMAN ISLANDS—1.5%

INTERNET SOFTWARE & SERVICES—1.5%
Tencent Holdings Ltd. (Cost $124,431)	5,600	144,513

CHILE—1.0%

CONSTRUCTION & ENGINEERING—0.5%
Salfacorp SA	14,034	48,794

DIVERSIFIED METALS & MINING—0.5%
Antofagasta PLC	2,026	45,628

TOTAL CHILE (Cost $102,053)		94,422

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—16.5%

AUTOMOBILE MANUFACTURERS—1.7%
Dongfeng Motor Group Co., Ltd.	58,000	$102,659
Great Wall Motor Co., Ltd.	38,000	59,851
		162,510
CASINOS & GAMING—0.8%
Wynn Macau Ltd.	28,400	79,226

COMMUNICATIONS EQUIPMENT—1.0%
ZTE Corp.	25,065	98,534

CONSTRUCTION MATERIALS—1.8%
Anhui Conch Cement Co., Ltd.	21,648	99,956
West China Cement Ltd. *	204,000	72,215
		172,171
DIVERSIFIED BANKS—1.1%
Industrial & Commercial Bank of China	143,000	106,378

DIVERSIFIED METALS & MINING—1.0%
Jiangxi Copper Co.	32,000	101,992

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Zhuzhou CSR Times Electric Co., Ltd.	27,000	103,717

INDUSTRIAL MACHINERY—1.0%
Sun King Power Electronics Group*	360,000	95,117

INTERNET SOFTWARE & SERVICES—1.5%
Baidu Inc. #*	760	82,559
SouFun Holdings Ltd. #*	746	57,561
		140,120
LIFE & HEALTH INSURANCE—1.6%
China Life Insurance Co., Ltd.	18,000	69,953
Ping An Insurance Group Co., of China Ltd.	9,000	89,172
		159,125
OIL & GAS EXPLORATION & PRODUCTION—2.0%
CNOOC Ltd.	63,000	139,144
Hidili Industry International Development Ltd.	59,700	50,996
		190,140
PERSONAL PRODUCTS—0.9%
Hengan International Group Co., Ltd.	11,000	82,182

SPECIALTY STORES—1.0%
Hengdeli Holdings Ltd.	168,000	94,163

TOTAL CHINA (Cost $1,610,712)		1,585,375

COLUMBIA—1.1%

INTEGRATED OIL & GAS—1.1%
Pacific Rubiales Energy Corp. (Cost $102,135)	3,107	107,322

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CZECH REPUBLIC—0.5%

DIVERSIFIED BANKS—0.5%
Komercni Banka AS* (Cost $51,976)	221	$52,774

HUNGARY—0.6%

ELECTRIC UTILITIES—0.6%
PannErgy* (Cost $50,621)	11,735	52,993

INDIA—6.6%

AUTOMOBILE MANUFACTURERS—1.2%
Mahindra & Mahindra Ltd.(a)	7,571	117,350

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Tata Motors Ltd.#	3,495	84,789

DIVERSIFIED BANKS—1.4%
ICICI Bank Ltd.#	3,059	132,577

INTERNET RETAIL—0.5%
MakeMyTrip Ltd.*	1,795	51,606

IT CONSULTING & OTHER SERVICES—0.9%
Infosys Technologies Ltd.#	1,317	89,174

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Reliance Industries Ltd.*,(a)	2,126	85,142

PHARMACEUTICALS—0.8%
Ranbaxy Laboratories Ltd.*,(a)	6,532	77,731

TOTAL INDIA (Cost $726,322)		638,369

INDONESIA—2.0%

COAL & CONSUMABLE FUELS—1.1%
Adaro Energy Tbk., PT	442,500	110,038

DIVERSIFIED BANKS—0.9%
Bank Rakyat Indonesia Persero Tbk., PT	170,000	91,125

TOTAL INDONESIA (Cost $225,549)		201,163

MALAYSIA—2.2%

AIRLINES—0.7%
AirAsia BHD*	81,600	73,298

CONSTRUCTION & ENGINEERING—0.5%
Gamuda Behard*	40,700	50,650

DIVERSIFIED BANKS—1.0%
CIMB Group Holdings Berhad	36,200	99,087

TOTAL MALAYSIA (Cost $221,010)		223,035

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MEXICO—2.7%

BROADCASTING & CABLE TV—1.1%
Grupo Televisa SA#*	4,460	$107,308

COMMODITY CHEMICALS—1.1%
Mexichem SAB de CV	28,417	101,637

CONSUMER FINANCE—0.5%
Compartamos SAB de CV*	23,395	47,247

TOTAL MEXICO (Cost $265,098)		256,192

PERU—0.5%

DIVERSIFIED BANKS—0.5%
Credicorp Ltd. (Cost $50,167)	417	43,476

PHILIPPINES—0.5%

MARINE PORTS & SERVICES—0.5%
International Container Terminal Services Inc. (Cost $49,997)	49,700	47,601

POLAND—1.7%

DIVERSIFIED METALS & MINING—1.7%
KGHM Polska Miedz SA (Cost $151,053)	2,738	160,430

RUSSIA—6.5%

DIVERSIFIED BANKS—1.6%
Sberbank of Russia(a)	412	156,253

FOOD RETAIL—0.9%
X5 Retail Group NV*,(a)	2,123	89,930

INTEGRATED OIL & GAS—1.4%
Lukoil OAO#	2,182	133,538

INTERNET SOFTWARE & SERVICES—0.5%
Mail.ru Group Ltd.*,(L2),(a)(b)	1,412	53,421

OIL & GAS EXPLORATION & PRODUCTION—0.7%
NovaTek OAO(a)	626	70,613

STEEL—1.4%
Mechel#	4,326	136,399

TOTAL RUSSIA (Cost $647,478)		640,154

SOUTH AFRICA—5.8%

APPAREL RETAIL—0.9%
Foschini Group Ltd., /The	7,424	82,080

FOOD RETAIL—0.7%
Pick n Pay Stores Ltd.*	10,440	62,149

MARINE—0.4%
Grindrod Ltd.	18,058	40,437

OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
African Bank Investments Ltd.	17,405	88,360

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SOUTH AFRICA—(CONT.)
FirstRand Ltd.	34,620	$93,848
		182,208
PRECIOUS METALS & MINERALS—1.0%
Anglo Platinum Ltd.*	978	95,627

WIRELESS TELECOMMUNICATION SERVICES—0.9%
MTN Group Ltd.	5,063	86,616

TOTAL SOUTH AFRICA (Cost $632,178)		549,117

SOUTH KOREA—14.2%

AIRLINES—0.6%
Korean Air Lines Co., Ltd.*	839	54,466

AUTO PARTS & EQUIPMENT—1.0%
Hyundai Mobis*	397	91,639

CONSTRUCTION & ENGINEERING—1.2%
Doosan Heavy Industries and Construction Co., Ltd.	1,625	114,343

DEPARTMENT STORES—0.8%
Lotte Shopping Co., Ltd.*	182	73,621

DIVERSIFIED BANKS—2.0%
KB Financial Group Inc. #*	2,426	126,322
Woori Finance Holdings Co., Ltd. *	5,640	71,515
		197,837
ELECTRONIC COMPONENTS—0.5%
LG Display Co., Ltd.*	1,430	48,715

HOUSEHOLD PRODUCTS—1.3%
LG Household & Health Care Ltd.*	336	122,113

INDUSTRIAL CONGLOMERATES—0.7%
Samsung Techwin Co., Ltd.*	829	69,362

METAL & GLASS CONTAINERS—0.8%
Lock & Lock Co., Ltd.	2,370	72,695

OIL & GAS REFINING & MARKETING—0.6%
SK Innovation Co., Ltd.	297	54,235

PHARMACEUTICALS—0.6%
Celltrion Inc.*	1,811	58,055

SEMICONDUCTORS—3.2%
Samsung Electronics Co., Ltd.	356	311,853

STEEL—0.9%
Hyundai Steel Co.*	688	85,395

TOTAL SOUTH KOREA (Cost $1,359,505)		1,354,329

TAIWAN—13.3%

COMMODITY CHEMICALS—0.9%
Formosa Chemicals & Fibre Corp.*,(L2)	24,000	87,293

COMPUTER HARDWARE—1.5%
HTC Corp. (L2)	2,000	67,222

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TAIWAN—(CONT.)
Pegatron Corp. *,(L2)	54,000	$74,113
		141,335
CONSTRUCTION MATERIALS—1.0%
Taiwan Cement Corp.*,(L2)	92,000	98,797

DISTRIBUTORS—0.5%
WPG Holdings Co., Ltd.*,(L2)	26,000	50,867

DIVERSIFIED BANKS—1.2%
Chinatrust Financial Holding Co., Ltd.*,(L2)	135,000	114,572

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Gintech Energy Corp.*	18,000	57,149

ELECTRONIC COMPONENTS—2.2%
AU Optronics Corp. #*	9,690	93,024
Delta Electronics Inc. (L2)	26,000	119,913
		212,937
ELECTRONIC MANUFACTURING SERVICES—1.6%
Hon Hai Precision Industry Co., Ltd.*,(L2)	36,000	153,566

FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Taiwan Fertilizer Co., Ltd.*,(L2)	26,000	97,284

PHOTOGRAPHIC PRODUCTS PRODUCTS—1.1%
Largan Precision Co., Ltd.*	4,000	109,642

SEMICONDUCTORS—1.7%
Epistar Corp. *,(L2)	21,000	76,532
Orise Technology Co., Ltd.	35,000	83,161
		159,693
TOTAL TAIWAN (Cost $1,247,137)		1,283,135

THAILAND—1.2%

DIVERSIFIED BANKS—0.3%
Siam Commercial Bank PCL*	8,800	26,766

DIVERSIFIED METALS & MINING—0.9%
Banpu PCL	3,850	90,940

TOTAL THAILAND (Cost $131,587)		117,706

TURKEY—1.5%

DIVERSIFIED BANKS—0.7%
Turkiye Garanti Bankasi AS#	14,324	64,172

GOLD—0.8%
Koza Altin Isletmeleri AS	6,882	79,350

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TURKEY—(CONT.)

TOTAL TURKEY (Cost $166,304)		143,522

TOTAL COMMON STOCKS (Cost $9,543,424)		9,236,852

Total Investments (Cost $9,543,424)(c)	95.9%	9,236,852
Other Assets in Excess of Liabilities	4.1	392,474

NET ASSETS	100.0%	$9,629,326

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)	GDR - Global Depository Receipt
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.5%, of the net assets of the Fund.

(c)

At January 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,543,424 amounted to $306,529 which consisted of aggregate gross unrealized appreciation of $246,917 and aggregate gross unrealized depreciation of $553,446.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger International Opportunities Fund, and Alger Dynamic Opportunities Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class A, Class C, and Class I shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31. 2011 in valuing the Funds’ investments carried at fair value:

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$128,036,691	$128,036,691	—	—
Consumer Staples	29,628,433	29,628,433	—	—
Energy	96,400,281	96,400,281	—	—
Exchange Traded Funds	7,139,084	7,139,084	—	—
Financials	50,826,019	50,826,019	—	—
Health Care	80,829,243	80,829,243	—	—
Industrials	129,448,833	129,448,833	—	—
Information Technology	294,930,735	294,930,735	—	—
Materials	40,830,787	40,830,787	—	—
TOTAL COMMON STOCKS	$858,070,106	$858,070,106	—	—

CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$5,104,444	—	$5,104,444	—

CONVERTIBLE PREFERRED STOCK
Consumer Discretionary	$2,175,030	$2,175,030	—	—

PREFERRED STOCKS
Financials	$5,321,277	$5,321,277	—	—
TOTAL INVESTMENTS IN SECURITIES	$870,670,857	$865,566,413	$5,104,444	—

SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$8,034,791	$8,034,791	—	—
Consumer Staples	$5,001,990	$5,001,990	—	—
Energy	4,213,044	4,213,044	—	—
Financials	9,579,336	9,579,336	—	—
Health Care	8,856,498	8,856,498	—	—
Industrials	2,299,365	2,299,365	—	—
Information Technology	11,045,576	11,045,576	—	—
Telecommunication Services	2,731,518	2,731,518	—	—
TOTAL SECURITIES SOLD SHORT	$51,762,118	$51,762,118	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,308,992	$11,308,992	—	—
Consumer Staples	3,626,313	3,626,313	—	—
Energy	985,673	985,673	—	—
Financials	2,135,414	2,135,414	—	—
Health Care	4,069,276	4,069,276	—	—
Industrials	11,609,860	11,609,860	—	—
Information Technology	18,276,819	18,276,819	—	—
Materials	3,316,853	3,316,853	—	—
Utilities	1,228,006	1,228,006	—	—
TOTAL COMMON STOCKS	$56,557,206	$56,557,206	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE CORPORATE BONDS
Industrials	$129,433	—	$129,433	—
TOTAL INVESTMENTS IN SECURITIES	$56,686,639	$56,557,206	$129,433	—

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$590,399	$590,399	—	—
Consumer Staples	84,808	84,808	—	—
Energy	271,214	271,214	—	—
Financials	160,689	160,689	—	—
Health Care	377,189	377,189	—	—
Industrials	367,139	367,139	—	—
Information Technology	730,865	730,865	—	—
Materials	223,361	223,361	—	—
Telecommunication Services	54,026	54,026	—	—
TOTAL COMMON STOCKS	$2,859,690	$2,859,690	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,859,690	$2,859,690	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,545,435	$1,545,435	—	—
Energy	1,632,010	1,632,010	—	—
Financials	780,139	780,139	—	—
Health Care	1,185,947	1,185,947	—	—
Industrials	2,044,908	2,044,908	—	—
Information Technology	4,138,093	4,138,093	—	—
Materials	688,100	688,100	—	—
Telecommunication Services	132,597	132,597	—	—
TOTAL COMMON STOCKS	$12,147,229	$12,147,229	—	—

CONVERTIBLE PREFERRED STOCK
Health Care	$113,001	—	—	$113,001

MANDATORY CONVERTIBLE PREFERRED STOCK
Energy	$108,041	$108,041	—	—

PREFERRED STOCKS
Financials	$138,497	$138,497	—	—

PURCHASED OPTIONS
Financials	$26,830	$26,830	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,533,598	$12,420,597	—	$113,001

SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$694,815	$694,815	—	—
Consumer Staples	$393,070	$393,070	—	—
Energy	416,738	416,738	—	—
Financials	1,182,602	1,182,602	—	—
Health Care	463,371	463,371	—	—
Industrials	353,461	353,461	—	—
Information Technology	924,546	924,546	—	—
Materials	132,348	132,348	—	—
TOTAL SECURITIES SOLD SHORT	$4,560,951	$4,560,951	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,267,182	$1,216,315	$50,867	—
Consumer Staples	519,234	519,234	—	—
Energy	927,576	927,576	—	—
Financials	1,842,194	1,727,622	114,572	—
Health Care	135,786	135,786	—	—
Industrials	945,620	945,620	—	—
Information Technology	1,553,861	1,009,094	544,767	—
Materials	1,905,790	1,622,416	283,374	—
Telecommunication Services	86,616	86,616	—	—
Utilities	52,993	52,993	—	—
TOTAL COMMON STOCKS	$9,236,852	$8,243,272	$993,580	—
TOTAL INVESTMENTS IN SECURITIES	$9,236,852	$8,243,272	$993,580	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Dynamic Opportunities Fund	Convertible Preferred Stock
Opening balance at November 1, 2010	$113,001
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2011	113,001
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2011	$—

For the 3 months ended January 31, 2011, Alger Spectra Fund transferred securities totaling $6,215,336 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

The fair values of derivative instruments as of January 31, 2011are as follows:

Alger Dynamic Opportunities Fund

	ASSET DERIVATIVES 2010		LIABILITY DERIVATIVES 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$26,830	—	—
Total		$26,830	—	—

For the 3 months ended January 31, 2011, the Alger Dynamic Opportunities Fund had option purchases of $37,828 and option sales of $401. The effect of derivative instruments on the statement of operations for the 3 months ended January 31, 2011 is as follows:

Net realized gain on investments and options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(10,275)
Written Options	2,829
Total	$(7,446)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(2,742)
Total	$(2,742)

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 24, 2011